Acquisitions, investments, purchases of intangible assets and divestitures	12 Months Ended
Dec. 31, 2017
Acquisitions, investments, purchases of intangible assets and divestitures
Acquisitions, investments, purchases of intangible assets and divestitures

3.     Acquisitions, investments, purchases of intangible assets and divestitures

        The Company completed acquisitions, investments and the purchase of intangible assets in the amount of €682,676, €774,277 and €385,081 in 2017, 2016 and 2015, respectively. In 2017, €565,694 was paid in cash and €116,982 were assumed obligations and non-cash consideration. In 2016, €521,800 was paid in cash and €252,477 were assumed obligations and non-cash consideration. In 2015, €285,543 was paid in cash and €99,538 were assumed obligations and non-cash consideration.

Acquisitions

        The Company made acquisitions of €638,307, €632,342 and €162,392 in 2017, 2016 and 2015, respectively in order to expand the scope of its services and to increase its market shares in the respective countries. In 2017, €521,325 was paid in cash and €116,982 were assumed obligations and non-cash consideration. In 2016, €379,865 was paid in cash and €252,477 were assumed obligations and non-cash consideration. In 2015, €90,267 was paid in cash and €72,125 were assumed obligations and non-cash consideration.

        The Company's acquisition spending was driven primarily by the purchase of dialysis clinics in the normal course of its operations in 2017, 2016 and 2015 as well as the acquisition of an operator of day hospitals in Australia in 2017, the purchase of a medical technology company focusing on the treatment of lung and cardiac failure in 2016 and the purchase of a distributor in the Asia-Pacific Segment in 2015.

Impacts on consolidated financial statements from acquisitions

        The assets and liabilities of all acquisitions were recorded at their estimated fair value at the date of the acquisition and are included in the Company's financial statements and operating results from the effective date of acquisition. The previous year's acquisitions did not have a significant impact on the consolidated financial statements in 2017.

        The excess of the total acquisition costs over the fair value of the net assets acquired resulted in goodwill of €651,491 and €586,520 at December 31, 2017 and 2016, respectively.

        The purchase price allocations for all collectively and individually non-material acquisitions for 2017 are not yet finalized. The Company is in the process of obtaining and evaluating the information necessary for the purchase price allocations, primarily related to property, plant and equipment, intangible assets, accounts receivable and other liabilities. In 2017, based on preliminary purchase price allocations, the Company recorded €651,491 of goodwill and €39,352 of intangible assets, which represent the share of both controlling and noncontrolling interests. Goodwill arose principally due to the fair value of the established streams of future cash flows for these acquisitions versus building similar franchises.

        Business combinations during 2017 increased the Company's net income (net income attributable to shareholders of FMC-AG & Co. KGaA) by €2,198, excluding the costs of the acquisitions, and revenue increased by €256,045. Total assets increased €758,720 due to business combinations.

Investments and purchases of intangible assets

        Investments and purchases of intangible assets were €44,369, €141,935 and €222,689 in 2017, 2016 and 2015, respectively. These amounts were primarily driven by purchases of intangible assets and an investment in available for sale financial assets in 2017, an investment in available for sale financial assets and notes receivables related to an equity method investee in 2016 and an investment in available for sale financial assets and notes receivables related to an equity method investee as well as contributions to an equity method investee in 2015. Of this amount €44,369, and €141,935 were paid in cash in 2017 and 2016, respectively. In 2015, €195,276 was paid in cash and €27,413 were non-cash components.

Divestitures

        Proceeds from divestitures were €437,031, €193,893 and €252,764 in 2017, 2016 and 2015, respectively. These amounts mainly related to the sale of a provider of non-dialysis laboratory testing services and a provider of outsourced clinical services in the North America Segment as well as divestitures of available for sale financial assets in 2017, a divestment of available for sale financial assets and the repayment of notes receivables related to an equity method investee in 2016 as well as the repayment of an investment-type loan granted to a middle-market dialysis provider, the divestiture of the dialysis service business in Venezuela and the transfer of marketing rights to an equity method investee in 2015. In 2017, €415,388 was received in cash and €21,643 were non-cash components. In 2016, €190,247 was received in cash and €3,646 were non-cash components. In 2015, €226,823 was received in cash and €25,941 were non-cash components.